Pensions - Net pension cost (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Description of type of plan	The main pension plans for Statoil ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Statoil ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities.
Description of nature of benefits provided by plan	Statoil's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme.
Future service requirement, closed defined benefit plan	less than 15 years
Minimum number of years of service for defined benefit plans	30 years
Defined benefit plan, percentage of final salary level requirement	66.00%
Maximum age of employees for early retirement premium | yr	62
Description of early retirement plan premium calculation	Statoil is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated on the basis of the employees' income between 1 and 7.1 G.
Description of discount rate for defined benefit plan	the discount rate for the defined benefit plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of Statoil's payment portfolio for earned benefits, which was calculated to be 17.2 years
Duration of Statoil's payment portfolio for earned benefits	17.2 years
Current service cost	$ 242	$ 238	$ 378
Interest cost	0	192	191
Interest (income) on plan asset	0	(148)	(145)
Past service cost	0	2	0
Losses (gains) from curtailment, settlement or plan amendment	15	109	250
Actuarial (gains) losses related to termination benefits	(1)	59	(1)
Notional contributions	51	50	36
Defined benefit plans	308	503	709
Defined contribution plans	162	148	135
Total net pension cost	469	650	846
Settlement cost	2	$ 123	$ 173
Interest cost and changes in fair value of notional assets	201
Interest income from defined benefit plans	$ 138